YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to provide you with this report for Dreyfus New York Tax Exempt Money Market Fund for the six-month period ended November 30, 1998. Your Fund produced an annualized yield of 2.66% and, after taking into account the effect of compounding, the annualized effective yield was 2.69%.*

ECONOMY

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. began the period with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plants and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The drop in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in real income, a strong labor market and past increases in the prices of assets they owned.

  The negative effect of Asian weakness was felt in the industrial sector more than the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of the industrial weakness was to cool off a U.S.
economy    that    had    been    growing    rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields. Monetary policy has begun to ease in both the U.S. and Europe.

  Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

MARKET ENVIRONMENT/PORTFOLIO OVERVIEW

  The manner in which the Federal Reserve eased this past quarter was a gradual process. For three successive months, beginning in September, the Fed reduced the target rate for Fed Funds a total of 75 basis points. The Fed also lowered the Discount Rate by 25 basis points each, in November and December. The Fed's actions provided even greater strength to an already strong short-term municipal money market. Prior to these rate cuts, the short-term market had already felt the effects of the diminished supply of eligible new issuance over the summer months. This year' s summer calendar of municipal notes (consisting mainly of California paper) was drastically reduced by a combination of factors. Due to the strength of local and state economies, several issuers reduced the amount of short-term borrowing needed. Additionally, many issuers came to market with securities with maturities beyond the 13-month maximum restriction allowable for tax-exempt money funds. Other issues were converted to a shortened synthetic structure thus eliminating the ability to extend out into the one-year range. This reduction in supply resulted in lower yields for most one-year paper, both national and state-specific.

We extended your Fund's average maturity to the 45-day range during the summer months, just prior to the market strengthening. Your Fund benefited from our purchase of securities in the one-year range at yields significantly higher than what is currently available in the market. As the summer progressed, yields began to drop as they reflected the diminished supply of one-year notes. During this period we utilized the commercial paper market to maintain the Fund's average maturity. As year-end approaches, we will continue to search for those longer-term investment opportunities which will lock in higher rates while providing an attractive return to the New York-tax exempt investor. As always, we will structure the portfolio in an attempt to maximize current yield while maintaining our commitment to high quality tax-exempt investments.

               Very truly yours,


               [Signature logo Richard J. Moynihan]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

December 15, 1998

New York, N.Y.

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                        NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                   Principal

Tax Exempt Investments--100.3%                                                                      Amount            Value
-------------------------------------------------------
                                                                                                _____________     _____________
NEW YORK--98.4%

Erie County, RAN 4%, 10/31/99 (LOC; The Bank of New York). . . . . . . . . . . . . . . . .       $  5,000,000      $  5,042,018

Long Island Power Authority, Electric Systems Revenue, CP
  3%, 2/9/99 (LOC: Bayerische Landesbank and Westdeutche Landesbank) . . . . . . . . . . .          5,000,000         5,000,000

Metropolitan Transportation Authority, Transportation Facility Revenue, CP
  3.10%, Series 1, 2/9/99 (LOC; ABN-Amro Bank)   . . . . . . . . . . . . . . . . . . . . .         13,000,000        13,000,000

Monroe County Industrial Development Agency, Revenue, VRDN (Enbi Corp.)
  3% (LOC; Rabobank Nederland) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,700,000         4,700,000

Municipal Assistance Corporation, VRDN
  3.20%, Series K-3 (LOC; Landesbank Hessen) (a) . . . . . . . . . . . . . . . . . . . . .         13,000,000        13,000,000

New York City, VRDN:
  3.30%, Series B-3 (Insured; MBIA and LOC; Bank of Nova Austria) (a)  . . . . . . . . . .          6,950,000         6,950,000
  3.30%, Series E-2 (LOC; Morgan Guaranty Trust Co.) (a) . . . . . . . . . . . . . . . . .          2,600,000         2,600,000
  3.30%, Series E-5 (LOC; Morgan Guaranty Trust Co.) (a) . . . . . . . . . . . . . . . . .          7,750,000         7,750,000
  3.35%, Series A-4 (LOC; Chase Manhattan Bank) (a)  . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

New York City Health and Hospital Corporation, Health Systems Revenue, VRDN
  2.90%, Series B (LOC; Canadian Imperial Bank of Commerce) (a)  . . . . . . . . . . . . .          7,900,000         7,900,000

New York City Housing Development Corporation, MFMR, VRDN
  (York Avenue Development Project) 3.15% (LOC; Midland Bank) (a)  . . . . . . . . . . . .          7,000,000         7,000,000

New York City Industrial Development Agency, VRDN:
  Civil Facility Revenue (Mercy College Project)
    3.05% (LOC; The Bank of New York) (a)  . . . . . . . . . . . . . . . . . . . . . . . .          1,600,000         1,600,000
  IDR (Stroheim & Roman Project)
    3.05% (LOC; Westdeutsche Landesbank) (a) . . . . . . . . . . . . . . . . . . . . . . .          5,700,000         5,700,000

New York City Municipal Water Finance Authority:
  CP 3%, Series 1, 3/15/99 (LOC: Bank of Nova Scotia, Commerz Bank and
    Toronto-Dominion Bank) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000        15,000,000
  Water and Sewer Systems Revenue, VRDN
    3.30%, Series C (Liquidity and Insured; FGIC) (a)  . . . . . . . . . . . . . . . . . .         25,605,000        25,605,000

New York City Trust, Cultural Resource Revenue, Refunding, VRDN
  (American Museum of Natural History)
  2.75%, Series A (Insured; MBIA and BPA; Credit Suisse) (a) . . . . . . . . . . . . . . .          5,765,000         5,765,000

State of New York, CP 3.10%, 2/17/99 (LOC; Westdeutsche Landesbank). . . . . . . . . . . .         10,000,000        10,000,000

New York State Dormitory Authority, LR, Refunding (State University Dormitory Facilities)
  5%, Series A, 7/1/99 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . .          7,385,000         7,440,408

New York State Energy, Research and Development Authority, PCR:
  (LILCO Project)
    3.531%, Series B, 3/1/99 (LOC; Deutsche Bank) (a)  . . . . . . . . . . . . . . . . . .         10,000,000        10,000,000
  VRDN:
    (Central Hudson Gas and Electric)
       3.25%, Series A (LOC; Union Bank of Switzerland) (a)  . . . . . . . . . . . . . . .          2,600,000         2,600,000
    (Niagara Mohawk Power Corp.)
       3.35%, Series C (LOC; Canadian Imperial Bank of Commerce) (a) . . . . . . . . . . .          2,100,000         2,100,000

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                   Principal

Tax Exempt Investments (continued)                                                                  Amount            Value
-------------------------------------------------------

                                                                                                _____________     _____________
NEW YORK (CONTINUED)

New York State Environmental Facilities Corporation, RRR, VRDN (Equity Huntington Project)
  3.35% (LOC: Union Bank of Switzerland) (a) . . . . . . . . . . . . . . . . . . . . . . .       $  1,300,000      $  1,300,000

New York State Housing Finance Agency, Contract Obligation, VRDN
  2.90%, Series A (LOC; Commerzbank) (a) . . . . . . . . . . . . . . . . . . . . . . . . .         11,000,000        11,000,000

New York State Local Government Assistance Corporation, VRDN:
  2.90%, Series A (LOC: Credit Suisse and Union Bank of Switzerland) (a) . . . . . . . . .         38,000,000        38,000,000
  2.90%, Series F (LOC; Toronto-Dominion Bank) (a) . . . . . . . . . . . . . . . . . . . .          9,900,000         9,900,000
  2.95%, Series B (LOC; Krediet Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

New York State Medical Care Facilities Finance Agency, Revenue, VRDN
  (Pooled Equipment Loan Program) 3.10%, Series 1  (LOC; Chase Manhattan Bank) (a) . . . .         10,000,000        10,000,000

New York State Power Authority, Revenue, CP
  3%, 12/2/98 (Liquidity: Bank of Nova Scotia, Commerzbank, Credit Locale de France,
  Landeshessen-Thuringen, Morgan Guaranty Trust Co. and Toronto-Dominion Bank) . . . . . .         13,000,000        13,000,000

Port Authority of New York and New Jersey, Special Obligation Revenue, VRDN
  (Versatile Structure) 3.35%, Series A (LOC; Landesbank Hessen) (a) . . . . . . . . . . .          4,300,000         4,300,000

Sachem Central School District, TAN (Holbrook) 4%, 6/25/99 . . . . . . . . . . . . . . . .          7,500,000         7,513,495

Three Village Central School District, TAN (Brookhaven and Smithtown) 3.90%, 6/30/99 . . .          8,000,000         8,013,359

Westchester County Health Care Corporation, CP 3%, Series 1, 12/7/98 . . . . . . . . . . .         10,000,000        10,000,000

U.S. Related--1.9%

Commonwealth of Puerto Rico, TRAN 3.50%, Series A, 7/30/99 . . . . . . . . . . . . . . . .          5,500,000         5,523,100

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $287,302,380). . . . . . . . . . . . . . . . . . . . . . . . . . .             100.3%      $287,302,380

                                                                                                      =======     =============


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . . .               (.3%)    $    (732,116)

                                                                                                      =======     =============

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $286,570,264

                                                                                                      =======     =============


DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           MFMR        Multi-Family Mortgage Revenue

BPA         Bond Purchase Agreement                                 PCR         Pollution Control Revenue

CP          Commercial Paper                                        RAN         Revenue Anticipation Notes

FGIC        Financial Guaranty Insurance Company                    RRR         Resources Recovery Revenue

IDR         Industrial Development Revenue                          TAN         Tax Anticipation Notes

LOC         Letter of Credit                                        TRAN        Tax and Revenue Anticipation Notes

LR          Lease Revenue                                           VRDN        Variable Rate Demand Notes

MBIA        Municipal Bond Investors Assurance

               Insurance Corporation

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

____                               ________                          ________________               __________________

F1+/F1                             VMIG1/MIG1, P1                    SP1+/SP1, A1+/A1                      97.4%

Not Rated (b)                      Not Rated (b)                     Not Rated (b)                           2.6

                                                                                                          ______

                                                                                                          100.0%

                                                                                                          ======


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Securities payable on demand. Variable interest rate--subject to periodic change.

(b)Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES             NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                     Cost            Value


                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $287,302,380      $287,302,380

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            3,858,057

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            1,110,198

                                                                                                                  _____________

                                                                                                                    292,270,635

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              127,053

                                 Payable for investment securities purchased . . . . . . .                            5,523,100

                                 Accrued expenses and other liabilities  . . . . . . . . .                               50,218

                                                                                                                  _____________

                                                                                                                      5,700,371

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $286,570,264

                                                                                                                  =============


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $286,633,367

                                 Accumulated net realized gain (loss) on investments . . .                             (63,103)

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $286,570,264

                                                                                                                  =============

SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .                          286,633,367

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00

                                                                                                                         ======


STATEMENT OF OPERATIONS                SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)


INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                               $    4,738,505

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . .            $       717,424

                                 Shareholder servicing costs--Note 2(b)  . . . . .                    152,328

                                 Professional fees . . . . . . . . . . . . . . . .                     18,886

                                 Custodian fees  . . . . . . . . . . . . . . . . .                     15,688

                                 Trustees' fees and expenses--Note 2(c)  . . . . .                      9,351

                                 Registration fees . . . . . . . . . . . . . . . .                      6,752

                                 Prospectus and shareholders' reports  . . . . . .                      2,969

                                 Miscellaneous . . . . . . . . . . . . . . . . . .                      4,619

                                                                                                _____________

                                    Total Expenses . . . . . . . . . . . . . . . .                                      928,017

                                                                                                                  _____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                    3,810,488

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . .                                         (632)

                                                                                                                  _____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                               $    3,809,856

                                                                                                                  =============


                       SEE NOTES TO FINANCIAL STATEMENTS

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months Ended

                                                                                        November 30, 1998         Year Ended

                                                                                           (Unaudited)           May 31, 1998

                                                                                        __________________       _____________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    3,810,488       $    8,620,715

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .                  (632)              (4,789)

                                                                                             _____________        _____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .             3,809,856            8,615,926

                                                                                             _____________        _____________

DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (3,810,488)          (8,620,715)

                                                                                             _____________        _____________

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .           162,415,473          357,550,281

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,606,072            8,147,298

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (160,724,527)        (375,947,667)

                                                                                             _____________        _____________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . . .             5,297,018          (10,250,088)

                                                                                             _____________        _____________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . .             5,296,386          (10,254,877)

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           281,273,878          291,528,755

                                                                                             _____________        _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $286,570,264         $281,273,878

                                                                                             =============        =============


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.




                                                      Six Months Ended

                                                      November 30, 1998                 Year Ended May 31,

                                                                             __________________________________________________

PER SHARE DATA:                                        (Unaudited)            1998       1997       1996      1995     1994

                                                      _____________          _______    _______   _______   _______   _______
   Net asset value, beginning of period  . . . . . .        $  1.00         $  1.00     $  1.00   $  1.00   $  1.00   $  1.00

                                                            _______          _______    _______   _______   _______   _______


   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .           .013             .029       .028      .030      .027      .017

                                                            _______          _______    _______   _______   _______   _______


   Distributions:

   Dividends from investment income--net . . . . . .          (.013)           (.029)     (.028)    (.030)    (.027)    (.017)

                                                            _______          _______    _______   _______   _______   _______

   Net asset value, end of period  . . . . . . . . .        $  1.00          $  1.00    $  1.00   $  1.00   $  1.00   $  1.00

                                                            =======          =======    =======   =======   =======   =======


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .           2.67%*           2.97%      2.83%     3.05%     2.76%     1.69%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .            .65%*            .67%       .68%      .64%      .68%      .68%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . .           2.66%*           2.93%      2.79%     3.00%     2.71%     1.68%

   Net Assets, end of period (000's Omitted) . . . .       $286,570         $281,274   $291,529  $298,768  $317,840  $343,964
-----------------------------

*   Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus New York Tax Exempt Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal, New York State and New York City income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Fund received net earnings credits of $10,470 during the period ended November 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $44,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 1998. The carryover does not include net realized securities losses from November 1, 1997 through May 31, 1998, which are treated, for Federal income tax purposes as arising in fiscal 1999. If not applied, $1,000 of the carryover expires in fiscal 1999, $2,000 expires in fiscal 2002, $27,000 expires in fiscal 2003, $7,000 expires in fiscal 2004, $3,000 expires in fiscal 2005 and $4,000 expires in fiscal 2006.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  At November 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1(1) /2% of the value of the Fund's average net assets the Fund may deduct from the payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 1998, there was no expense reimbursement pursuant to the Agreement.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1998, the Fund was charged $74,103 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1998, the Fund was charged $53,728 pursuant to the transfer agency agreement.

  (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


Dreyfus lion "d" logo                                   (reg.tm)

Dreyfus logo                                   (reg.tm)

DREYFUS NEW YORK  TAX EXEMPT

MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                             273SA9811

New York

Tax Exempt

Money Market Fund

Semi-Annual Report

November 30, 1998